Document and Entity Information	1 Months Ended
Aug. 15, 2014
Document And Entity Information
Entity Registrant Name	Integrated Inpatient Solutions, Inc.
Entity Central Index Key	0001174672
Document Type	8-K
Document Period End Date	Aug. 15, 2014
Amendment Flag	true
Amendment Description	Amendment to 8-K filed August 29, 2014 to file financial statements.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	1,000,000
Document Fiscal Year Focus	2014